PREMISES AND EQUIPMENT	12 Months Ended
Jun. 30, 2014
PREMISES AND EQUIPMENT [Abstract]
PREMISES AND EQUIPMENT
11.	PREMISES AND EQUIPMENT

Major classifications of premises and equipment are summarized as follows:

	2014	2013
	(Dollars in Thousands)

Land and improvements	$246	$246
Buildings and improvements	2,153	2,142
Furniture, fixtures, and equipment	1,088	998

	3,487	3,386
Less accumulated depreciation	2,872	2,772

Total	$615	$614

Depreciation charged to operations was $100 thousand, $90 thousand, and $84 thousand for the years ended June 30, 2014, 2013, and 2012, respectively.